3. Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 3. Going Concern

The accompanying consolidated financial statements as of September 30, 2016 have been prepared assuming the Company will continue as a going concern. The Company’s outstanding convertible notes payable with its senior lender raises doubt about the Company’s ability to continue as a going concern. As of September 30, 2016, we project that we will fail to remain in compliance with certain covenants with our senior lender in the next twelve months. On November 1, 2016 an amended and restated financing agreement was executed with the senior lender, with closing subject to raising $10 Million in an equity offering. Success in securing this additional financing in order to close this amended agreement is critical. No assurances can be given that the Company will be able to complete this fund raising activity.

The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the possible inability of the Company to continue as a going concern.

The accompanying consolidated financial statements as of December 31, 2015 have been prepared assuming the Company will continue as a going concern. The Company has experienced a net loss, negative cash flows from operations and has an accumulated deficit of $38,000,000. The Company has convertible notes maturing during 2016 of $1,055,000, and current principal payments due in the third and fourth quarters of 2016 on outstanding long term convertible notes of $1,442,000. These principal payments raise doubt about the Company's ability to continue as a going concern. Although we anticipate significant revenues for the sale of capital equipment and products to be used in MATS compliance activities, no assurances can be given that the Company can obtain sufficient working capital through these activities and additional financing activities to meet its debt obligations. Due to certain covenants with our senior lender, we are not able to use current cash on hand to pay current convertible note holders as these notes mature. Convertible notes with current principal balances of approximately $1,055,000 mature in 2016. Therefore, success in our fund raising efforts and negotiations with our note holders is critical. We are actively seeking sources of additional financing in order to fund our debt repayment obligations and if extensions cannot be negotiated with our early investors who purchased convertible debt from the Company. No assurances can be given that the Company can maintain sufficient working capital through these efforts or that the continued implementation of its business plan will generate sufficient revenues in the future to sustain ongoing operations.

The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the possible inability of the Company to continue as a going concern.